Condensed Parent Company Statements of Comprehensive Income - SEK (kr) kr in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Condensed Financial Statements, Captions [Line Items]
Loss for the period	kr (163,071)	kr (61,326)	kr (289,940)	kr (125,041)	kr (436,511)
Other comprehensive income/(loss)	(4,042)	(49)	4,040	2	(8,137)
Total comprehensive income/(loss) for the period	(167,114)	(61,375)	(285,901)	(125,039)	(444,648)
Parent Company
Condensed Financial Statements, Captions [Line Items]
Loss for the period	(129,415)	(61,505)	(242,229)	(125,188)	(407,363)
Other comprehensive income/(loss)	0
Total comprehensive income/(loss) for the period	kr (129,415)	kr (61,505)	kr (242,229)	kr (125,188)	kr (407,363)